SCHEDULE I - Consolidated Summary of Investments Other Than Investments in Related Parties (Details) $ in Thousands	Dec. 31, 2021 USD ($)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value	$ 18,784,577
Amount at which shown in the balance sheet	19,696,788
Fixed maturities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	14,181,310
Fair Value	14,071,274
Amount at which shown in the balance sheet	14,071,274
U.S. government and government sponsored enterprises
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	2,172,462	[1]
Fair Value	2,118,772
Amount at which shown in the balance sheet	2,118,772
U.S. states, territories and municipalities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	89,344	[1]
Fair Value	108,059
Amount at which shown in the balance sheet	108,059
Non US sovereign government supranational and government related
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	2,174,383	[1]
Fair Value	2,181,127
Amount at which shown in the balance sheet	2,181,127
Corporate bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	5,504,934	[1]
Fair Value	5,441,908
Amount at which shown in the balance sheet	5,441,908
Asset-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	16,764	[1]
Fair Value	16,764
Amount at which shown in the balance sheet	16,764
Residential mortgage-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	4,223,423	[1]
Fair Value	4,204,644
Amount at which shown in the balance sheet	4,204,644
Equities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	903,314	[1]
Fair Value	1,751,584
Amount at which shown in the balance sheet	1,751,584
Banks, trust and insurance companies
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	99,202	[1]
Fair Value	97,982
Amount at which shown in the balance sheet	97,982
Industrial, miscellaneous and all other
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	796,100	[1]
Fair Value	1,641,192
Amount at which shown in the balance sheet	1,641,192
Nonredeemable Preferred Stock
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	8,012	[1]
Fair Value	12,410
Amount at which shown in the balance sheet	12,410
Short-term investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	213,047	[1]
Fair Value	205,146
Amount at which shown in the balance sheet	205,146
Other invested assets
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value	2,756,573	[2]
Amount at which shown in the balance sheet	3,601,245
Equity method investments	845,000
Real Estate Investment
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value	0	[3]
Amount at which shown in the balance sheet	$ 67,539	[3]

[1]	Original cost of fixed maturities reduced by repayments and adjusted for amortization of premiums or accrual of discounts. Original cost of equity securities.
[2]	Other invested assets shown in the Consolidated Balance Sheets in Item 18 also includes the Company’s investments accounted for using the equity method of accounting of $845 million.
[3]	Investments in real estate are carried at original cost less any impairments.